Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Nature of Related Party Relationship

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands	Controlled by Genscript or its parent, Genscript Corporation

Summary of Transactions with Related Parties	In addition to the transactions detailed elsewhere in the interim unaudited condensed consolidated financial statements, the Company had the following transactions with related parties during the periods presented:
(i)Sales-based royalties from related parties:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing Probio Biotech Co., Ltd.	138	136
The sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Purchases from related parties:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing GenScript Biotech Co., Ltd.	3,045	4,938
Genscript USA Incorporated	337	846
Jiangsu GenScript Probio Biotech Co., Ltd	199	1,236
Nanjing Probio Biotech Co., Ltd.	26	219
Jiangsu GenScript Biotech Co., Ltd	1	52
GenScript Probio USA Inc.	—	8
Genscript Netherlands	—	2
Total	3,608	7,301

Disclosure of Outstanding Balances with Related Parties Explanatory
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	20	90

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	15	321
Genscript USA Incorporated	16	16
Jiangsu Genscript Biotech Co., Ltd	—	3
Total	31	340

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	244	251
Jiangsu GenScript Probio Biotech Co., Ltd	—	21
Total	244	272
(ii)Due to related parties

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	311	935
Jiangsu GenScript Biotech Co., Ltd	—	93
Genscript USA Incorporated	57	134
Nanjing Probio Biotech Co., Ltd.	—	21
Jiangsu Genscript Probio Biotech Co., Ltd	90	—
Total	458	1,183

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	1,028	2,435
Jiangsu Genscript Probio Biotech Co., Ltd	115	4
GenScript USA Incorporated.	17	58
Jiangsu Genscript Biotech Co., Ltd	1	7
Nanjing Probio Biotech Co., Limited	—	3
Nanjing Bestzyme Bio-Engineering Co., Ltd.	1	—
Genscript Netherlands	—	1
Total	1,162	2,508

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Lease liabilities
Genscript USA Holdings Inc	110	427
Nanjing GenScript Biotech Co., Ltd.	152	205
Total	262	632

Summary of Compensation of Key Management Personnel	Compensation of key management personnel of the Company:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Equity-settled share-based compensation expense	4,830	2,675
Short-term employee benefits	2,243	1,595
Total	7,073	4,270